As filed with the Securities and Exchange Commission on February 18, 1997
Registration Nos. 33-54748
811-7348

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	[ X ]

   			      Pre-Effective Amendment No.
			[     ]

			      Post-Effective Amendment No.  23
			[ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
	[ X ]

   				       Amendment No.  25
		[ X ]


(Check appropriate box or boxes)

The Munder Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

480 Pierce Street, Birmingham, Michigan  48009
(Address of Principal Executive Offices)  (Zip code)

Registrant's Telephone Number:  (810) 647-9200

   Julie A. Tedesco, Esq.
First Data Investor Services Group, Inc.
One Exchange Place, 8th Floor
Boston, Massachusetts 02109

Copies to:

Lisa Anne Rosen, Esq.	Paul F. Roye, Esq.
Munder Capital Management	Dechert Price & Rhoads
480 Pierce Street	1500 K Street, NW
Birmingham, Michigan 48009	Washington, DC 20005

    [X]  It is proposed that this filing will become effective
February 18, 1997 pursuant to paragraph (b) of Rule 485.

	The Registrant has elected to register an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed the notice required by Rule 24f-2 with respect to its fiscal year ended June 30, 1996 on August 29, 1996.


THE MUNDER FUNDS, INC.

CROSS-REFERENCE SHEET

Pursuant to Rule 495(a)

   Prospectus for The Munder Funds, Inc.
(The NetNet Fund)

Part A
------

		Item							Heading
		----							-------

	1.	Cover Page						Cover Page

   	2.	Synopsis						Prospectus
Summary; Expense Table

	3.	Condensed Financial Information
	Financial Highlights

	4.	General Description of Registrant			Cover
Page; Prospectus Summary; The Fund; Investment Objective and
Policies; Portfolio Instruments and Practices and Associated Risk
Factors; Description of Shares

	5.	Management of the Fund				Management;
Investment Objective and Policies; Dividends and Distributions;
Performance

	6.	Capital Stock and Other Securities
	Management; How to Purchase Shares; How to Redeem Shares;
Dividends and Distributions; Taxes; Description of Shares

	7.	Purchase of Securities Being 				How to
Purchase
		Offered
	Shares; Net Asset Value

	8.	Redemption or Repurchase				How to
Redeem Shares

	9.	Pending Legal Proceedings				Not
Applicable


Part B
------

	10.	Cover Page						Cover Page

	11.	Table of Contents					Table of
Contents

   	12.	General Information and History
	See Prospectus --"The Fund" and "Management;" General;
Directors and Officers

	13.	Investment Objectives and Policies			Fund
Investments; Additional Investment Limitations; Portfolio
Transactions

	14.	Management of the Fund				See
Prospectus --"Management;" Directors and Officers; Miscellaneous

	15.	Control Persons and Principal				See
Prospectus --
		Holders of Securities
	"Management;" Miscellaneous

	16.	Investment Advisory and Other
	Investment Advisory
		  Services						and Other
Service Arrangements; See Prospectus --"Management"

	17.	Brokerage Allocation and Other
	Portfolio Transactions
		Practices

	18.	Capital Stock and Other Securities			See
Prospectus --"Description of Shares" and "Management;" Additional
Information Concerning Shares

	19.	Purchase, Redemption and Pricing
	Purchase and Redemption
	  	of Securities Being Offered
	Information; Net Asset Value; Additional Information
Concerning Shares

	20.	Tax Status						Taxes

	21.	Underwriters
	Investment Advisory and
									Other
Service Agreements

	22.	Calculation of Performance Data
	Performance Information

   	23.	Financial Statements
	Financial Statements



THE MUNDER FUNDS, INC.

   The purpose of this filing is to comply with an undertaking pursuant to Item 32(d) of Form N-1A to file a post-effective amendment containing unaudited financial statements within four to six months from the effective date of the Registration Statement with respect to the NetNet Fund. The Prospectus dated August 17, 1996 and the Statement of Additional Information also dated August 17, 1996, are incorporated into Part A and Part B, respectively, by reference to Post-Effective Amendment No. 17 to the Registration Statement filed under paragraph (b) of Rule 485 under the Securities Act of 1933, as amended, on August 9, 1996.

The Prospectuses and Statements of Additional Information for the Multi-Season Growth Fund, Real Estate Equity Investment Fund, Mid-Cap Growth Fund, Value Fund, Money Market Fund, International Bond Fund, Small-Cap Value Fund, Equity Selection Fund, and Micro-Cap Equity Fund (the "Munder Funds"), the Short Term Treasury Fund ("Short Term Fund") and the All-Season Aggressive Fund, All-Season Moderate Fund and All-Season Conservative Fund (the "Asset Allocation Funds") are not included in this filing.


NetNet Fund
Supplement Dated February 18, 1997
to Prospectus Dated August 17, 1996

FINANCIAL HIGHLIGHTS

	The following table of "Financial Highlights" relating to the NetNet Fund (the "Fund") supplements information contained in the Prospectus dated August 17, 1996 and is derived from the Fund's unaudited Financial Statements dated December 31, 1996.

Period
Ended
12/31/96(a)
(Unaudited)

Net asset value, beginning of period 		$	10.00

Income from investment operations:
Net investment loss 			(0.01)
Net realized and unrealized gain on investments			2.97

Total from investment operations 			2.96

Less distributions:
Distributions from net realized gains 			(0.32)
Total distributions 			(0.32)

Net asset value, end of period 		$	12.64

Total return(b) 			29.61%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) 			$1,320
Ratio of operating expenses to average net assets
	1.50%	(c)
Ratio of net investment loss to average net assets
	(0.44%)	(c)
Portfolio turnover rate 			       71%
Ratio of operating expenses to average net assets without
  expenses reimbursed			2.24%	(c)
Net investment loss per share without expenses reimbursed
	    ($0.04)
Average commission rate (d)			$0.0600



---------------------------------
(a)	The NetNet Fund commenced operations on August 19, 1996.
(b)	Total return represents aggregate total return for the
period.
(c)	Annualized.
(d)	Average commission rate paid per share of securities
purchased and sold by the Fund.


NETNET FUND
     PORTFOLIO OF INVESTMENTS, DECEMBER 31, 1996 (UNAUDITED)
==================================================================
==============


SHARES
VALUE
------------------------------------------------------------------
--------------
COMMON STOCKS - 79.3%
              ADVERTISING - 2.7%
   1,300        CKS Group, Inc. +                                $
36,238

----------

              COMMERCIAL SERVICES - 1.7%
     950        CUC International, Inc. +
22,562

----------

              COMPUTER EQUIPMENT - 4.3%
     600        Dell Computer Corporation +
31,875
     800        Security Dynamics Technologies, Inc. +
25,200

----------

57,075

----------
              COMPUTER SERVICES - 15.6%
   1,500        Checkfree Corporation +
25,687
   2,000        Forrester Research, Inc. +
51,500
     800        Gartner Group, Inc. +
31,150
     600        Oracle Corporation +
25,050
   2,500        XLConnect Solutions Inc. +
71,875

----------

205,262

----------
              COMPUTER SOFTWARE - 16.0%
     600        Adobe Systems, Inc.
22,425
   1,600        AXENT Technologies, Inc. +
24,000
   1,400        Check Point Software Technologies Ltd. +
30,450
     600        McAfee Associates, Inc. +
26,400
     600        Microsoft Corporation +
49,575
     800        Transaction Systems Architects, Inc. +
26,600
   3,000        Trusted Information Systems, Inc. +
32,250

----------

211,700

----------
              FINANCIAL SERVICES - 1.9%
     800        Charles Schwab Corporation
25,600

----------

              INTERNET CONTENT - 4.0%
   1,800        C/NET, Inc. +
52,200

----------

              INTERNET SOFTWARE - 5.4%
     200        Netscape Communications Corporation +
11,375
   2,000        OneWave, Inc. +
15,625
   1,500        Open Market, Inc. +
20,250
     700        Shiva Corporation +
24,412

----------

71,662

----------
              NETWORK SOFTWARE - 7.3%
   1,200        Applix, Inc. +
26,250
   2,000        CyberMedia, Inc. +
31,500
     300        INSO Corporation +
11,925
   1,100        Objective Systems Integrators, Inc. +
26,262

----------

95,937

----------




                       See Notes to Financial Statements.

                                     1




NETNET FUND
    PORTFOLIO OF INVESTMENTS, DECEMBER 31, 1996 (UNAUDITED)
                                (Continued)

==================================================================
==============


SHARES
VALUE
------------------------------------------------------------------
--------------
COMMON STOCKS (Continued)
              NETWORKING PRODUCTS - 9.7%
   1,200        BBN Corporation +                                $
27,000
     500        CISCO Systems, Inc. +
31,812
   1,600        Information Resources Engineering, Inc. +
14,400
   1,800        International Network Services +
54,338

----------

127,550

----------
              TELECOMMUNICATIONS EQUIPMENT - 8.3%
     500        Adtran, Inc. +
20,750
     500        Ascend Communications, Inc. +
31,063
     500        Cascade Communications Corporation +
27,563
   1,000        PairGain Technologies, Inc. +
30,438

----------

109,814

----------
              TELEPHONE - LONG DISTANCE - 2.4%
   1,200        WorldCom, Inc. +
31,275

----------

TOTAL COMMON STOCKS
   (Cost $973,558)
1,046,875

----------


PRINCIPAL
AMOUNT
--------------
REPURCHASE AGREEMENT - 19.5%
   (Cost $257,000)
   $257,000     Agreement with Morgan (J.P.) & Company,
                 5.750% dated 12/31/1996 to be repurchased
                 at $257,082 on 01/02/1997, collateralized
                 by $208,000 U.S. Treasury Bond, 8.750%
                 due 08/15/2020 (value $269,837)
257,000

----------

TOTAL INVESTMENTS (Cost $1,230,558*)                         98.8%
1,303,875
OTHER ASSETS AND LIABILITIES (Net)                            1.2
16,420
                                                            -----
----------
NET ASSETS                                                  100.0%
1,320,295
                                                            =====
==========
---------
  *Aggregate cost for Federal tax purposes.
  +Non-income producing security




                       See Notes to Financial Statements.

                                     2



NETNET FUND
 STATEMENT OF ASSETS AND LIABILITIES, PERIOD ENDED DECEMBER 31,
1996 (UNAUDITED)
==================================================================
==============


ASSETS:
Investments, at value (Cost $1,230,558)
    See accompanying schedule:
      Securities.................................................
$      1,046,875
      Repurchase Agreement.......................................
257,000

-------------
Total investments................................................
1,303,875
Cash.............................................................
860
Receivable for Fund shares sold..................................
215
Interest receivable..............................................
82
Prepaid expenses ................................................
18,668

-------------
                    Total Assets.................................
1,323,700

-------------
LIABILITIES:
Legal and audit fees payable.....................................
1,793
Custodian fees payable ..........................................
939
Distribution and shareholder servicing fees payable .............
268
Investment advisory fee payable .................................
207
Administration fee payable ......................................
121
Transfer agent fee payable ......................................
39
Accrued Directors' fees and expenses ............................
5
Accrued expenses and other payables..............................
33

-------------
                     Total Liabilities ..........................
3,405

-------------
NET ASSETS.......................................................
$      1,320,295

=============
NET ASSETS consist of:
Net investment loss..............................................
$         (1,461)
Accumulated net realized gain on investments sold................
59,329
Net unrealized appreciation of investments.......................
73,317
Par value........................................................
1,044
Paid-in capital in excess of par value ..........................
1,188,066

-------------

$      1,320,295

=============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
     ($1,320,295 o 104,428 shares of common stock outstanding)...
$          12.64

=============





                       See Notes to Financial Statements.

                                       3





NETNET FUND
      STATEMENT OF OPERATIONS, PERIOD ENDED DECEMBER 31, 1996(A)
(UNAUDITED)
==================================================================
==============


INVESTMENT INCOME:
Interest.........................................................
$           3,461
Dividends........................................................
65

-------------
                         Total investment income.................
3,526

-------------
EXPENSES:
Investment advisory fee .........................................
3,325
Custodian fees ..................................................
1,486
Distribution and shareholder servicing fees .....................
831
Administration fee ..............................................
377
Transfer agent fee ..............................................
62
Directors' fees and expenses ....................................
8
Other............................................................
1,343

-------------
                       Total Expenses ...........................
7,432
Expenses reimbursed by investment advisor........................
(2,445)

-------------
                       Net Expenses..............................
4,987

-------------
NET INVESTMENT LOSS..............................................
(1,461)

-------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain from security transactions.....................
89,712
Net change in unrealized appreciation of securities..............
73,317

-------------
Net realized and unrealized gain on investments..................
163,029

-------------
NET INCREASE IN NET
  ASSETS RESULTING FROM OPERATIONS   ............................
$        161,568

=============
(a)  NetNet Fund commenced operations on August 19, 1996.





                       See Notes to Financial Statements.

                                       4






NetNet Fund
     Statement of Change in Net Assets
==================================================================
==============


PERIOD

ENDED

12/31/96(A)

(UNAUDITED)

------------
Net investment loss..............................................
$         (1,461)
Net realized gain on investments sold............................
89,712
Net change in unrealized appreciation of investments.............
73,317

-------------

Net increase in net assets resulting from operations.............
161,568
Distributions to shareholders from net realized gains............
(30,383)
Net increase in net assets from Fund share transactions..........
1,189,110

-------------
Net increase in net assets.......................................
1,320,295
NET ASSETS:
Beginning of period..............................................
-

-------------

End of period (including net investment loss of $1,461)..........
$      1,320,295

=============
-----------------
(a)  NetNet Fund commenced operations on August 19, 1996.





                       See Notes to Financial Statements.

                                        5







NETNET FUND
      FINANCIAL HIGHLIGHTS, FOR A SHARE OUTSTANDING THROUGHOUT THE
PERIOD
==================================================================
==============



PERIOD

ENDED

12/31/96(A)

(UNAUDITED)

-----------

 Net asset value, beginning of period........................   $
10.00
                                                                 -
---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss.........................................
(0.01)
 Net realized and unrealized gain on investments.............
2.97
                                                                 -
---------
 Total from investment operations............................
2.96
                                                                 -
---------
 LESS DISTRIBUTIONS:
    Distributions from net realized gains....................
(0.32)
                                                                 -
---------
 Total distributions.........................................
(0.32)
                                                                 -
---------
 Net asset value, end of period..............................   $
12.64

===========
 TOTAL RETURN (B)............................................
29.61%

===========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)........................
$1,320
 Ratio of operating expenses to average net assets...........
1.50%(c)
 Ratio of net investment loss to average net assets..........
(0.44%)(c)
 Portfolio turnover rate.....................................
71%
 Ratio of operating expenses to average net assets
     without expenses reimbursed .............................
2.24%(c)
 Net investment loss per share without expenses reimbursed ...
($0.04)
 Average commission rate (d).................................
$0.0600

---------------------------------------------------------------
 (a) NetNet Fund commenced operations on August 19, 1996.
 (b) Total return represents aggregate total return for the period.
 (c) Annualized.
 (d) Average commission rate paid per share of securities purchased and sold by the Fund.







                       See Notes to Financial Statements.


                                       6





THE NETNET FUND
NOTES TO FINANCIAL STATEMENTS, DECEMBER 31, 1996 (UNAUDITED)


1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The Munder Funds, Inc. ("MFI") is registered under the
Investment  Company
Act of 1940, as amended, (the "1940 Act"), as an open-end investment company, which was organized as a Maryland corporation on November 18, 1992. MFI consists of 9 portfolios currently in operation. Information presented in this financial statement pertains to the NetNet Fund (the "Fund") which commenced operations on
August 19, 1996. The financial statements for the other remaining funds of MFI are presented under separate covers.

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

      Security Valuation: Portfolio securities (including financial futures, if any) traded on a  recognized  stock  exchange or on the NASDAQ
National  Market
System ("NASDAQ") are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market as of the close of business on the date of the valuation. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Restricted securities and securities and assets for which market quotations are not readily available are valued at fair value by the advisor, under the supervision of the Board of Directors.
Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis unless the Board of Directors determines that such valuation does not constitute fair value at that time. Under this method, such securities are valued initially at cost on the date of purchase (or on the 61st day before maturity).

      Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period.
This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The
Fund's investment advisor, acting under the supervision of the Board of
Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks.

      Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

       Dividends  and   Distributions  to   Shareholders:
Dividends  from  net
investment income, if any, are declared and paid at least annually. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.



                                      -7-




THE NETNET FUND
NOTES TO FINANCIAL STATEMENTS, DECEMBER 31, 1996 (UNAUDITED)
                     (Continued)

      Income  dividends  and  capital  gain   distributions  are
determined  in
accordance with income tax regulations which may differ from generally  accepted
accounting  principles.   These  differences  are  primarily  due
to  differing
treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a
Fund as a whole.

      Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders.
Therefore, no Federal income or excise tax provision is required.

2.    INVESTMENT ADVISOR,  ADMINISTRATOR,  CUSTODIAN, TRANSFER
AGENT AND  OTHER
      RELATED PARTY TRANSACTIONS

      Munder Capital Management (the "Advisor"), an independent investment management firm, serves as the Fund's advisor. For its advisory services, the
Advisor is entitled to receive a fee, computed daily and payable monthly at an annual rate of 1.00% of the value of its average daily net assets.

      The Advisor has reimbursed certain expenses, payable by the Fund, for the period ended December 31, 1996, as reflected in the Statement of Operations in order to maintain the expense ratio as stated in the Fund's prospectus.

      First  Data   Investor   Services   Group,   Inc.   ("First
Data")  (the
"Administrator"), serves as the Fund's administrator and assists in all aspects of its administration and operations. First Data also serves as the Fund's transfer agent and dividend disbursing agent ("Transfer Agent").

      As compensation for its services, the Administrator and the Transfer Agent are entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios that are advised by the
Advisor, and for which First Data provides services, computed daily and payable monthly, at the annual rates of: 0.12% of the first $2.8 billion of net assets, plus 0.105% of the next $2.2 billion of net assets, plus 0.10% of all net assets in excess of $5 billion with respect to the Administrator and 0.02% of the first
$2.8 billion of net assets, plus 0.015% of the next $2.2 billion of net assets, and 0.01% of all net assets in excess of $5 billion with respect to the Transfer
Agent. Administration fees payable by the Fund and certain other investment portfolios advised by the Advisor are subject to a minimum annual fee of $1.2 million to be allocated among each series and class thereof. The Transfer Agent and Administrator are also entitled to reimbursement for out-of-pocket expenses.
The  Administrator  has entered into a  Sub-Administration
Agreement with Funds
Distributor, Inc. ("FDI" or the "Distributor") under which FDI provides certain administrative services with respect to the Fund. The Administrator pays FDI a fee for these services out of its own resources at no additional cost to the
Fund.

      Comerica Bank ("Comerica") provides custodial services to the Fund. As compensation for its services, Comerica is entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios advised by the Advisor for which Comerica provides services, computed daily and payable monthly at an annual rate of 0.03% of the first $100 million of average daily net assets, plus 0.02% of the next $500 million of net assets, and 0.01% of net assets in excess of $600 million. Comerica also receives certain transaction based fees. Comerica earned $1,486 for its services to the
Fund for the period ended December 31, 1996.

      From MFI and other investment companies that are advised by the Advisor of which they are a director or trustee, each Director of MFI is paid an aggregate fee of $14,000 per year, consisting of a $2,500 quarterly retainer for services in such capacity plus $1,000 for each meeting attended per year, plus out-of-pocket expenses incurred as a Board member. The Directors are also reimbursed for any expenses incurred by them in connection with their duties as



                                       8




THE NETNET FUND
NOTES TO FINANCIAL STATEMENTS, DECEMBER 31, 1996 (UNAUDITED)
                     (Continued)

Directors. No officer, director or employee of the Advisor, Comerica, FDI or
First Data currently receives any compensation from MFI.

3.    DISTRIBUTION AND SERVICE PLAN

      The Fund has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1, adopted under the 1940 Act. The Plan permits payments to be made by the Fund to the Distributor for expenditures incurred by the Distributor in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution related services for the Fund). Under the Plan the
Distributor is paid a distribution and service fee at an annual rate of up to
0.25% of the value of the Fund's average daily net assets.

4.    SECURITIES TRANSACTIONS

      Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $1,334,351 and
$450,505 for the period ended December 31, 1996.

      At December 31, 1996, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $140,171 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $66,854.

5.    COMMON STOCK

      At December 31, 1996, fifty million  (50,000,000) shares of
$.01 par value
common stock were authorized for the Fund.

      Changes in common stock for the Fund were as follows:

                                                   PERIOD ENDED
                                                      12/31/96
                                                ------------------
---
                                             Shares
Amount
                                             ------
------
Sold................................         102,015
$1,159,141
Issued as reinvestment..............           2,413
29,969

------------------------------------  ------------------   -------
----------
Net increase........................         104,428
$1,189,110
                                             =======
==========


6.    INDUSTRY CONCENTRATION

      The Fund primarily invests in equity securities of foreign and domestic companies engaged in Internet and Intranet related businesses. The value of Fund shares will be especially susceptible to factors affecting companies engaged in
Internet and Intranet related activities. These industries may be subject to greater governmental regulation than many other industries and changes in governmental policies, and the need for regulatory approvals may have a material effect on the products and services of these industries.




                                       9





THE NETNET FUND
NOTES TO FINANCIAL STATEMENTS, DECEMBER 31, 1996 (UNAUDITED)
                     (Continued)


7.    ORGANIZATIONAL COSTS

      Expenses incurred in connection with the organization of the Fund, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, will be amortized on a straight-line basis over a period of 5 years from commencement of operations and are included under Prepaid expenses on the Statement of Assets and Liabilities.




                                       10








PART C.  OTHER INFORMATION

Item 24.	Financial Statements and Exhibits.
		---------------------------------

   	(a)	Financial Statements:

		Included in Part A:

Unaudited Financial Highlights for the NetNet Fund for the period from commencement of operations to December 31, 1996 are filed herein.

		Included in Part B:

The following unaudited Financial Statements for the NetNet Fund for the period from commencement of operations to December 31, 1996 are filed herein.

		Portfolio of Investments
		Statement of Assets and Liabilities
		Statement of Operations
		Statement of Change in Net Assets
		Financial Highlights for a Share Outstanding
Throughout the Period
		Notes to Financial Statements

(b)	Exhibits (the number of each exhibit relates to the exhibit
designation in Form N-1A):

(1)	(a)	Articles of Incorporation10

(b)	Articles of Amendment10

(c)	Articles Supplementary10

(d)	Articles Supplementary for The Munder Small-Cap Value Fund,
The Munder Equity Selection Fund, The Munder Micro-Cap Equity
Fund, and the NetNet Fund.11

   	(e)	Articles Supplementary for The Munder Short Term
Treasury Fund12

(f)	Articles Supplementary for The Munder All-Season
Conservative Fund, The Munder All-Season Moderate Fund and The
Munder All-Season Aggressive Fund is filed herein.

	(2)		By-Laws1

	(3)		Not Applicable

   	(4)		Not Applicable

	(5)	(a)	Form of Investment Advisory Agreement for The
Munder Multi-Season Growth Fund5

		(b)	Form of Investment Advisory Agreement for The
Munder Money Market Fund5

		(c)	Form of Investment Advisory Agreement for The
Munder Real Estate Equity Investment Fund5

		(d)	Investment Advisory Agreement for The Munder
Value Fund8

		(e)	Investment Advisory Agreement for The Munder
Mid-Cap Growth Fund8

		(f)	Form of Investment Advisory Agreement for The
Munder International Bond Fund10

		(g)	Form of Investment Advisory Agreement for the
NetNet Fund9

		(h)	Form of Investment Advisory Agreement for The
Munder Small-Cap Value Fund10

		(i)	Form of Investment Advisory Agreement for The
Munder Micro-Cap Equity Fund10

		(j)	Form of Investment Advisory Agreement for The
Munder Equity Selection Fund10

   		(k)	Form of Investment Advisory Agreement for The
Munder Short Term Treasury Fund12

		(l)	Form of Investment Advisory Agreement for The
Munder All-Season Conservative Fund, The Munder All-Season
Moderate Fund and The Munder All-Season Aggressive Fund is filed herein.

	(6)	(a)	Underwriting Agreement8

(b)	Notice to Underwriting Agreement with respect to The Munder
Value Fund and The Munder Mid-Cap Growth Fund8

(c)	Notice to Underwriting Agreement with respect to The Munder
International Bond Fund8

(d)	Notice to Underwriting Agreement with respect to The Munder
Small-Cap Value Fund, The Munder Equity Selection Fund, The Munder Micro-Cap Equity Fund, and the NetNet Fund10

   	(e)	Form of Notice to Underwriting Agreement with respect
to the Munder Short Term Treasury Fund12

(f)	Form of Distribution Agreement with respect to The Munder
All-Season Conservative Fund, The Munder All-Season Moderate Fund and The Munder All-Season Aggressive Fund is filed herein.

	(7)		Not Applicable

	(8)	(a)	Form of Custodian Contract8

(b)	Notice to Custodian Contract with respect to The Munder
Value Fund and The Munder Mid-Cap Growth Fund8

(c)	Notice to Custodian Contract with respect to the Munder
International Bond Fund8

(d)	Notice to Custodian Contract with respect to The Munder
Small-Cap Value Fund, The Munder Equity Selection Fund, The Munder Micro-Cap Equity Fund and the NetNet Fund10

   	(e)	Form of Notice to the Custodian Contract with respect
to The Munder Short Term Treasury Fund12

   	(f)	Form of Sub-Custodian Agreement is filed herein.

   	(g)	Form of Notice to the Custody Agreement with respect
to The Munder All-Season Conservative Fund, The Munder All-Season
Moderate Fund and The Munder All-Season Aggressive Fund is filed herein.

	(9)	(a)	Transfer Agency and Service Agreement8

(b)	Notice to Transfer Agency and Service Agreement with
respect to the Munder Value Fund and the Munder Mid-Cap Growth
Fund8

(c)	Notice to Transfer Agency and Service Agreement with respect to the Munder International Bond Fund8

(d)	Notice to Transfer Agency and Service Agreement with respect to The Munder Small-Cap Value Fund, The Munder Equity Selection
Fund, The Munder Micro-Cap Equity Fund and the NetNet Fund10

   	(e)	Form of Notice to Transfer Agency and Service
Agreement with respect to The Munder Short Term Treasury Fund12

(f)	Form of Amendment to the Transfer Agency and Registrar
Agreement with respect to The Munder All-Season Conservative Fund, The Munder All-Season Moderate Fund and The Munder All-Season
Aggressive Fund is filed herein.

(g)	Administration Agreement8

(h)	Notice to Administration Agreement with respect to The
Munder Value and The Munder Mid-Cap Growth Fund8

(i)	Notice to Administration Agreement with respect to The
Munder International Bond Fund8

(j)	Notice to Administration Agreement with respect to The
Munder Small-Cap Value Fund, The Munder Equity Selection Fund, The Munder Micro-Cap Equity Fund and the NetNet Fund10

   	(k)	Form of Notice to Administration Agreement with
respect to The Munder Short Term Treasury Fund12

(l)	Form of Amendment to the Administration Agreement with
respect to The Munder All-Season Conservative Fund, The Munder
All-Season Moderate Fund and The Munder All-Season Aggressive Fund is filed herein.

(10)	(a)	Opinion and Consent of Counsel with respect to The
Munder Multi-Season Growth Fund2

(b)	Opinion and Consent of Counsel with respect to The Munder
Money Market Fund4

(c)	Opinion and Consent of Counsel with respect to The Munder
Real Estate Equity Investment Fund3

(d)	Opinion and Consent of Counsel with respect to the Munder
Value Fund and The Munder Mid-Cap Growth Fund8

(e)	Opinion and Consent of Counsel with respect to the Munder
International Bond Fund8

(f)	Opinion and Consent of Counsel with respect to the NetNet
Fund9

(g)	Opinion and Consent of Counsel with respect to the Munder
Small-Cap Value Fund, the Munder Equity Selection Fund, and the
Munder Micro-Cap Equity Fund.11

   	(h)	Opinion and Consent of Counsel with respect to Munder
Short Term Treasury Fund12

	(i)	Opinion and Consent of Counsel with respect to The
Munder All-Season Conservative Fund, The Munder All-Season
Moderate Fund and The Munder All-Season Aggressive Fund.*

	(11)	(a)	Consent of Dechert Price & Rhoads (included with
Exhibit 10 a-h).

		(b)	Consent of Ernst & Young LLP11

		(c)	Consent of Arthur Andersen LLP7

(d)	Letter of Arthur Andersen LLP regarding change in
independent auditor required by Item 304 of Regulation S-K.7

   	(e)	Powers of Attorney are filed herein.

	(12)		Not Applicable

	(13)		Initial Capital Agreement2

	(14)		Not Applicable

	(15)	(a)	Service Plan for The Munder Multi-Season Growth
Fund Class A Shares5

(b)	Service and Distribution Plan for The Munder Multi-Season
Growth Fund Class B Shares5

(c)	Service and Distribution Plan for The Munder Multi-Season
Growth Fund Class D Shares5

(d)	Service Plan for The Munder Money Market Fund Class A
Shares5

(e)	Service and Distribution Plan for The Munder Money Market
Fund Class B Shares5

(f)	Service and Distribution Plan for The Munder Money Market
Fund Class D Shares5

(g)	Service Plan for The Munder Real Estate Equity Investment
Fund Class A Shares5

(h)	Service and Distribution Plan for The Munder Real Estate
Equity Investment Fund Class B Shares5

(i)	Service and Distribution Plan for The Munder Real Estate
Equity Investment Fund Class D Shares5

(j)	Form of Service Plan for The Munder Multi-Season Growth Fund
Investor Shares6

(k)	Form of Service Plan for Class K Shares of The Munder Funds,
Inc.10

(l)	Form of Service Plan for Class A Shares of The Munder Funds,
Inc.10

(m)	Form of Distribution and Service Plan for Class B Shares for
The Munder Funds, Inc.10

(n)	Form of Distribution and Service Plan for Class C Shares for
The Munder Funds, Inc.10

(o)	Form of Distribution and Service Plan for the NetNet Fund9

   	(16)		Schedule for Computation of Performance
Quotations12

   	(17)		Financial Data Schedule relating to the NetNet
Fund is filed herein.

   	(18)	Form of Amended and Restated Multi-Class Plan is filed
herein.


*	To be filed by Amendment

--------------------------------
	1.	Filed in Registrant's initial Registration Statement
on November 18, 1992 and incorporated by reference herein.

	2.	Filed in Pre-Effective Amendment No. 2 to the
Registrant's Registration Statement on February 26, 1993 and incorporated by reference herein.

	3.	Filed in Post-Effective Amendment No. 7 to the
Registrant's Registration Statement on August 26, 1994 and incorporated by reference herein.

	4.	Filed in Post-Effective Amendment No. 2 to the
Registrant's Registration Statement on July 9, 1993 and incorporated by reference herein.

	5.	Filed in Post-Effective Amendment No. 8 to the
Registrant's Registration Statement on February 28, 1995 and incorporated by reference herein.

	6.	Filed in Post-Effective Amendment No. 9 to the
Registrant's Registration Statement on April 13, 1995 and incorporated by reference herein.

	7.	Filed in Post-Effective Amendment No. 12 to the
Registrant's Registration Statement on August 29, 1995 and incorporated by reference herein.

	8.	Filed in Post-Effective Amendment No. 16 to the
Registrant's Registration Statement on June 25, 1996 and incorporated by reference herein.

	9.	Filed in Post-Effective Amendment No. 17 to the
Registrant's Registration Statement on August 9, 1996 and incorporated by reference herein.

	10.	Filed in Post-Effective Amendment No. 18 to the
Registrant's Registration Statement on August 14, 1996 and incorporated by reference herein.

	11.	Filed in Post-Effective Amendment No. 20 to the
Registrant's Registration Statement on October 28, 1996 and incorporated by reference herein.

   	12.	Filed in Post-Effective Amendment No. 21 to the
Registrant's Registration Statement on December 13, 1996 and incorporated by reference herein.


Item 25.	Persons Controlled by or Under Common Control with
Registrant.
		--------------------------------------------------

		Not Applicable.




   Item 26.	Number of Holders of Securities.
		-------------------------------

		As of February 5, 1997, the number of shareholders of record of each Class of shares of each Series of the Registrant that was offered as of that date was as follows:

						Class A	     Class B	Class C	  Class
K     Class Y
						-----------------------------------
---------------------------------------

Munder Multi-Season Growth Fund			452	1,639	30	143
	132
Munder Money Market Fund				8	12	5	N/A
	73
Munder Real Estate Equity				30	14	16	2
	40
  Investment Fund
Munder Mid-Cap Growth Fund				14	18	3	1
	26
Munder Value Fund					20	20	4	2
	51
Munder International Bond Fund			3		1
	1		1		5
Munder Small-Cap Value Fund				2		1
	3		2		42
Munder Micro-Cap Equity Fund			9		1		1
	2		34
Munder Equity Selection Fund				1		1
	1		1		1
Munder Short Term Treasury Fund			1		1
	1		1		6
NetNet Fund - as of February 5, 1997, the NetNet Fund had 93 accounts open.


Item 27.	Indemnification.
		---------------

	   	Article VII, Section 7.6 of the Registrant's Articles of Incorporation ("Section 7.6") provides that the Registrant, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related
expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of
Maryland and the Investment Company Act of 1940.   Such
indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. In addition, Article VI of the Registrant's By-laws provides that the Registrant shall indemnify its employees and/or agents in any manner as shall be authorized by the Board of Directors and within such limits as permitted by applicable law.
The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.
The Registrant may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Registrant or is serving at the request of the Registrant as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Registrant would have had the power to indemnify against such liability. The rights provided by Section 7.6 shall be enforceable against the Registrant by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated therein.

		Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


Item 28.	Business and Other Connections of Investment Advisor.
		----------------------------------------------------

Munder Capital Management
-------------------------

								Position
	Name							with Adviser
	----							------------

	Old MCM, Inc.						Partner

	Munder Group LLC					Partner

	WAM Holdings, Inc.					Partner

	Woodbridge Capital Management, Inc.			Partner

	Lee P. Munder						President
and Chief
								Executive Officer

	Leonard J. Barr, II					Senior Vice
President and
								Director of
Research

	Ann J. Conrad						Vice
President and Director of Special Equity Products

	Terry H. Gardner					Vice President and
Chief Financial Officer

	Elyse G. Essick						Vice
President and Director of Client Services

	Sharon E. Fayolle					Vice President and
Director of Money Market Trading

	Otto G. Hinzmann 					Vice President and
Director of Equity Portfolio Management

	Anne K. Kennedy					Vice President and
Director of Corporate Bond Trading

	Ann F. Putallaz						Vice
President and Director of Fiduciary Services

	Peter G. Root						Vice
President and Director of Government Securities Trading

	Lisa A. Rosen						General
Counsel and Director of Mutual Fund Operations

	James C. Robinson					Vice President and
Chief Investment Officer/Fixed Income

	Gerald L. Seizert					Executive Vice
President and Chief Investment Officer/Equity

	Paul D. Tobias						Executive
Vice President and Chief Operating Officer


For further information relating to the Investment Adviser's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management. SEC File No.
801-32415.


   Item 29.	Principal Underwriters.
		----------------------

	(a)	Funds Distributor, Inc. ("FDI"), located at 60 State
Street, Boston, Massachusetts 02109, is the principal underwriter of the Funds. FDI is an indirectly wholly-owned subsidiary of Boston Institutional Group, Inc. a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker dealer registered under the Securities Exchange Act of 1934, as amended. FDI acts as principal underwriter of the following investment companies other than the Registrant:

HT Insight Funds, d/b/a Harris Insight Funds
Harris Insight Funds Trust		Skyline Funds
The Munder Funds Trust		Foreign Fund, Inc.
St. Clair Funds, Inc.			Fremont Mutual Funds, Inc.
The Munder Framlington Funds Trust	RCM Capital Funds, Inc.
BJB Investment Funds		Monetta Fund, Inc.
PanAgora Funds			Monetta Trust
RCM Equity Funds, Inc.		Burridge Funds
Waterhouse Investors Cash Management Fund, Inc.
LKCM Fund
Pierpont Funds
JPM Advisor Funds
JPM Institutional Funds


	(b)	The information required by this Item 29(b) with
respect to each director, officer or partner of FDI is incorporated by reference to Schedule A of Form BD filed by FDI with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-20518).

	(c)	Not Applicable




Item 30.	Location of Accounts and Records.
		--------------------------------

		The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

(1)	Munder Capital Management, 480 Pierce Street or 255 East
Brown Street, Birmingham, Michigan 48009 (records relating to its function as investment advisor)

(2)	First Data Investor Services Group, Inc., 53 State Street,
Exchange Place, Boston, Massachusetts 02109 or 4400 Computer
Drive, Westborough, Massachusetts 01581 (records relating to its functions as administrator and transfer agent)

(3)	Funds Distributor, Inc., 60 State Street, Boston,
Massachusetts 02109 (records relating to its function as distributor)

(4)	Comerica Bank, 1 Detroit Center, 500 Woodward Avenue,
Detroit, Michigan 48226 (records relating to its function as custodian)


Item 31.	Management Services.
		-------------------

		Not Applicable


Item 32.	Undertakings.
		------------

	(a)	Not Applicable.

	(b)	Registrant undertakes to call a meeting of
Shareholders for the purpose of voting upon the question of removal of a Director or Directors when requested to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the shareholders' communications provisions of Section 16(c) of the Investment Company Act of 1940.

	(c)	Registrant undertakes to furnish to each person to
whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

   	(d)	Registrant undertakes to file a Post-Effective
Amendment relating to each of the Munder Small-Cap Value Fund, the Munder Micro-Cap Equity Fund, the Munder Equity Selection Fund, the Munder International Bond Fund, the Munder Short Term Treasury Fund, the Munder All-Season Conservative Fund, the Munder All-Season Moderate Fund and the Munder All-Season Aggressive Fund, using reasonably current financial statements which need not be certified, within four to six months from the effective date of the Registration Statement describing the respective Fund.



SIGNATURES

   	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 23 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 23 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 18th day of February, 1997.

The Munder Funds, Inc.

By:	    *
	Lee P. Munder

*By:  /s/ Julie A. Tedesco
Julie A. Tedesco
as Attorney-in-Fact

	Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

	Signatures				Title				Date


    *                    				President and
Chief 		February 18, 1997
Lee P. Munder					Executive Officer


    *                     				Director
	February 18, 1997
Charles W. Elliott


    *                    				Director
	February 18, 1997
Joseph E. Champagne


    *                    				Director
	February 18, 1997
Arthur DeRoy Rodecker


    *                    				Director
	February 18, 1997
Jack L. Otto


    *                    				Director
	February 18, 1997
Thomas B. Bender


    *                    				Director
	February 18, 1997
Thomas D. Eckert


    *                    				Director
	February 18, 1997
John Rakolta, Jr.


    *                    				Director
	February 18, 1997
David J. Brophy


    *                    				Vice President,
		February 18, 1997
Terry H. Gardner				Treasurer and
						Chief Financial
						Officer


*	By:	/s/ Julie A. Tedesco
		Julie A. Tedesco
		as Attorney-in-Fact



*	The Powers of Attorney are filed herein.


EXHIBIT INDEX

	Exhibit				Description

   	(1)(f)	Articles Supplementary for The Munder All-Season
Conservative Fund, The Munder All-Season Moderate Fund and The
Munder All-Season Aggressive Fund

(5)(l)	Form of Investment Advisory Agreement for The Munder
All-Season Conservative Fund, The Munder All-Season Moderate Fund and The Munder All-Season Aggressive Fund

(6)(f)	Form of Distribution Agreement with respect to The
Munder All-Season Conservative Fund, The Munder All-Season
Moderate Fund and The Munder All-Season Aggressive Fund

(8)(f)	Form of Sub-Custody Agreement

(8)(g)	Form of Notice to the Custody Agreement with respect
to The Munder All-Season Conservative Fund, The Munder All-Season
Moderate Fund and The Munder All-Season Aggressive Fund

(9)(f)	Form of Amendment to the Transfer Agency and Registrar
Agreement with respect to The Munder All-Season Conservative Fund, The Munder All-Season Moderate Fund and The Munder All-Season
Aggressive Fund

(9)(l)	Form of Amendment to the Administration Agreement with
respect to The Munder All-Season Conservative Fund, The Munder
All-Season Moderate Fund and The Munder All-Season Aggressive Fund

11(e)	Powers of Attorney

(17)	Financial Data Schedule relating to the NetNet Fund

(18)	Form of Amended and Restated Multi-Class Plan

18
shared/bankgrp/munder/parta/pea23.doc

shared/bankgrp/munder/parta/pea23.doc